Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

December 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.0%
Information Technology – 19.1%
Electronic Equipment, Instruments & Components – 0.5%
Murata Manufacturing Co., Ltd.	567,600	$45,273,173
Simplo Technology Co., Ltd.	52,000	616,766

		45,889,939

IT Services – 2.6%
Infosys Ltd.	3,732,987	94,803,516
Otsuka Corp.	1,430,400	68,205,231
Tata Consultancy Services Ltd.	1,629,142	81,746,513

		244,755,260

Semiconductors & Semiconductor Equipment – 9.1%
ASML Holding NV	157,862	126,450,594
Novatek Microelectronics Corp.	3,818,000	74,139,068
SCREEN Holdings Co., Ltd.	913,400	98,147,634
STMicroelectronics NV	950,100	46,721,096
Taiwan Semiconductor Manufacturing Co., Ltd.	12,159,000	268,969,172
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	530,830	63,864,157
United Microelectronics Corp.	76,829,000	179,992,669

		858,284,390

Software – 6.9%
Constellation Software, Inc./Canada	154,432	286,527,245
Dassault Systemes SE	3,048,450	180,911,305
Open Text Corp.	965,530	45,828,231
Oracle Corp./Japan	575,600	43,730,343
SAP SE	659,763	92,854,716

		649,851,840

		1,798,781,429

Financials – 16.6%
Banks – 12.2%
ABN AMRO Bank NV (GDR)	10,254,350	150,735,860
Bank Polska Kasa Opieki SA	2,351,620	70,980,491
China Construction Bank Corp. - Class H	69,918,000	48,449,416
CTBC Financial Holding Co., Ltd.	67,894,000	63,603,095
Erste Group Bank AG	2,716,839	127,366,405
Hana Financial Group, Inc.	3,536,840	124,953,284
KB Financial Group, Inc.	1,989,670	92,010,852
KB Financial Group, Inc. (ADR)	714,000	32,958,240
KBC Group NV	1,081,970	92,964,195
Mediobanca Banca di Credito Finanziario SpA	6,502,400	74,650,650
Mitsubishi UFJ Financial Group, Inc.	10,193,500	55,475,824
Nordea Bank Abp	7,625,430	93,019,158
OTP Bank Nyrt(a)	932,730	47,561,106
Sberbank of Russia PJSC (Sponsored ADR)	4,684,655	73,783,316

		1,148,511,892

Capital Markets – 1.8%
Partners Group Holding AG	66,066	109,062,375
Singapore Exchange Ltd.	9,690,800	66,895,256

		175,957,631

Company	Shares	U.S. $ Value

Consumer Finance – 0.0%
Isracard Ltd.	1	$5

Insurance – 2.6%
NN Group NV	2,056,640	111,223,651
Ping An Insurance Group Co. of China Ltd. - Class H	6,483,500	46,720,840
Suncorp Group Ltd.	10,704,083	86,179,411

		244,123,902

		1,568,593,430

Consumer Discretionary – 15.9%
Auto Components – 0.5%
Pirelli & C SpA(b)	6,079,025	42,161,116

Automobiles – 6.6%
Honda Motor Co., Ltd.	4,763,500	135,525,061
Hyundai Motor Co.	487,200	85,517,928
Kia Corp.	1,972,740	136,144,864
Stellantis NV	7,839,087	148,724,816
Suzuki Motor Corp.	3,133,800	120,848,205

		626,760,874

Hotels, Restaurants & Leisure – 1.3%
Compass Group PLC(a)	3,925,990	88,388,500
OPAP SA	2,593,340	36,730,697

		125,119,197

Household Durables – 2.3%
Persimmon PLC	2,985,270	115,706,129
Sony Group Corp.	832,900	105,177,091

		220,883,220

Internet & Direct Marketing Retail – 1.9%
Alibaba Group Holding Ltd.(a)	9,095,520	133,663,940
ZOZO, Inc.	1,306,800	40,746,196

		174,410,136

Textiles, Apparel & Luxury Goods – 3.3%
Burberry Group PLC	1,914,153	47,245,598
Li Ning Co., Ltd.	6,228,000	68,321,374
LVMH Moet Hennessy Louis Vuitton SE	239,270	197,740,771

		313,307,743

		1,502,642,286

Health Care – 9.5%
Health Care Equipment & Supplies – 0.7%
Straumann Holding AG	33,290	70,394,732

Health Care Providers & Services – 1.5%
Sonic Healthcare Ltd.	4,043,120	137,127,776

Pharmaceuticals – 7.3%
Nippon Shinyaku Co., Ltd.	768,300	53,500,718
Novo Nordisk A/S - Class B	2,402,080	269,815,711
Roche Holding AG	635,932	263,823,467

Company	Shares	U.S. $ Value

Sanofi	1,053,520	$105,714,362

		692,854,258

		900,376,766

Industrials – 8.9%
Aerospace & Defense – 1.9%
Airbus SE(a)	973,370	124,536,674
Saab AB - Class B	2,201,110	55,907,529

		180,444,203

Electrical Equipment – 4.2%
Contemporary Amperex Technology Co., Ltd.	449,200	41,377,880
Fuji Electric Co., Ltd.	1,675,500	91,529,354
NARI Technology Co., Ltd.	10,271,872	64,589,353
Nexans SA	510,570	49,923,071
Prysmian SpA	2,321,790	87,336,791
Schneider Electric SE	285,310	56,090,632

		390,847,081

Machinery – 1.6%
Volvo AB - Class B	6,694,830	154,827,894

Professional Services – 1.2%
RELX PLC	2,563,710	83,243,103
RELX PLC (London)	849,650	27,738,441

		110,981,544

		837,100,722

Consumer Staples – 8.6%
Beverages – 1.1%
Pernod Ricard SA	446,830	107,497,307

Food & Staples Retailing – 2.8%
Coles Group Ltd.	10,778,689	140,641,229
Koninklijke Ahold Delhaize NV	3,645,190	125,089,568

		265,730,797

Food Products – 3.1%
Nestle SA	2,083,375	290,875,168

Personal Products – 0.5%
Marico Ltd.	6,199,472	42,754,273

Tobacco – 1.1%
Swedish Match AB	13,232,160	105,045,914

		811,903,459

Communication Services – 5.5%
Diversified Telecommunication Services – 1.8%
Nippon Telegraph & Telephone Corp.	3,603,400	98,546,720
TELUS Corp.	2,917,530	68,708,818

		167,255,538

Entertainment – 0.9%
Konami Holdings Corp.	1,797,600	86,283,949

Company	Shares	U.S. $ Value

Interactive Media & Services – 2.8%
Kakaku.com, Inc.	3,238,200	$86,567,642
Tencent Holdings Ltd.	3,102,700	181,045,966

		267,613,608

		521,153,095

Energy – 4.9%
Oil, Gas & Consumable Fuels – 4.9%
ENEOS Holdings, Inc.	32,559,700	121,636,869
LUKOIL PJSC (Sponsored ADR)	801,360	71,962,128
Repsol SA	5,252,910	62,210,864
Royal Dutch Shell PLC - Class B	6,875,960	150,972,488
Woodside Petroleum Ltd.	3,534,980	56,354,508

		463,136,857

Materials – 3.9%
Chemicals – 1.7%
Johnson Matthey PLC	1,588,620	44,144,502
Sika AG	132,070	54,890,561
Tosoh Corp.	4,006,300	59,519,644

		158,554,707

Metals & Mining – 2.2%
Anglo American PLC	1,659,260	68,249,045
First Quantum Minerals Ltd.	3,350,640	80,180,144
South32 Ltd.	22,290,060	65,189,112

		213,618,301

		372,173,008

Utilities – 1.6%
Electric Utilities – 1.6%
EDP - Energias de Portugal SA	8,627,287	47,392,300
Enel SpA	7,189,040	57,484,124
Equatorial Energia SA	10,845,800	43,979,849

		148,856,273

Real Estate – 1.5%
Real Estate Management & Development – 1.5%
China Resources Land Ltd.	32,516,000	137,009,294

Total Common Stocks (cost $7,754,153,519)		9,061,726,619

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $285,557,179)	285,557,179	285,557,179

U.S. $ Value

Total Investments – 99.0% (cost $8,039,710,698)(f)	$9,347,283,798
Other assets less liabilities – 1.0%	92,876,052

Net Assets – 100.0%	$9,440,159,850

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	27,681	AUD	37,588	02/08/2022	$(330,814)
Bank of America, NA	CHF	16,504	USD	17,718	01/13/2022	(399,023)
Bank of America, NA	USD	30,587	KRW	36,131,967	01/20/2022	(216,758)
Bank of America, NA	USD	19,147	NZD	27,640	01/20/2022	(219,622)
Bank of America, NA	USD	2,226	SEK	19,062	01/20/2022	(115,838)
Bank of America, NA	USD	42,709	JPY	4,876,640	02/09/2022	(303,180)
Bank of America, NA	EUR	35,619	USD	40,956	02/10/2022	374,012
Bank of America, NA	EUR	20,649	USD	23,406	02/10/2022	(120,068)
Bank of America, NA	USD	15,157	EUR	13,333	02/10/2022	34,018
Bank of America, NA	CNH	434,346	USD	67,895	02/17/2022	(185,935)
Bank of America, NA	USD	14,910	CNH	95,333	02/17/2022	32,655
Bank of America, NA	RUB	3,420,897	USD	45,520	03/02/2022	271,111
Barclays Bank PLC	USD	107,394	INR	8,086,131	01/07/2022	1,246,541
Barclays Bank PLC	GBP	9,168	USD	12,436	01/14/2022	26,988
Barclays Bank PLC	USD	309,183	GBP	229,151	01/14/2022	978,561
Barclays Bank PLC	USD	17,422	KRW	20,529,052	01/20/2022	(166,366)
Barclays Bank PLC	USD	25,288	SEK	230,496	01/20/2022	223,009
Barclays Bank PLC	USD	51,921	SEK	445,779	01/20/2022	(2,582,113)
Barclays Bank PLC	USD	27,688	TWD	765,222	01/20/2022	(54,826)
Barclays Bank PLC	USD	24,715	EUR	21,910	02/10/2022	248,409
Barclays Bank PLC	PLN	194,203	USD	47,519	02/17/2022	(529,840)
BNP Paribas SA	USD	27,523	INR	2,092,538	01/07/2022	591,168
BNP Paribas SA	TWD	1,064,888	USD	38,508	01/20/2022	53,306
BNP Paribas SA	USD	20,979	KRW	25,033,203	01/20/2022	62,188
BNP Paribas SA	USD	15,415	KRW	18,190,092	01/20/2022	(125,558)
BNP Paribas SA	EUR	329,584	USD	381,683	02/10/2022	6,173,108
BNP Paribas SA	USD	235,533	CNH	1,508,862	02/17/2022	970,422
BNP Paribas SA	USD	33,147	ILS	104,429	03/03/2022	455,772
Citibank, NA	CHF	12,230	USD	13,415	01/13/2022	(10,050)
Citibank, NA	KRW	326,730,577	USD	276,886	01/20/2022	2,260,095
Citibank, NA	USD	10,558	SEK	92,634	01/20/2022	(304,966)
Citibank, NA	USD	13,382	AUD	18,219	02/08/2022	(125,765)
Deutsche Bank AG	BRL	419,482	USD	74,324	01/04/2022	(987,422)
Deutsche Bank AG	USD	75,169	BRL	419,482	01/04/2022	141,701
Deutsche Bank AG	USD	73,804	BRL	419,482	02/02/2022	994,364
Goldman Sachs Bank USA	SEK	3,449,936	USD	392,693	01/20/2022	10,854,209
Goldman Sachs Bank USA	SEK	338,783	USD	37,144	01/20/2022	(352,526)
Goldman Sachs Bank USA	USD	23,829	KRW	27,896,681	01/20/2022	(380,972)
Goldman Sachs Bank USA	USD	24,952	SEK	226,367	01/20/2022	102,670
Goldman Sachs Bank USA	USD	40,743	SEK	354,805	01/20/2022	(1,472,678)
Goldman Sachs Bank USA	USD	19,104	AUD	26,007	02/08/2022	(180,904)
Goldman Sachs Bank USA	USD	6,823	JPY	775,117	02/09/2022	(83,346)
Goldman Sachs Bank USA	USD	30,094	MYR	128,127	06/16/2022	475,168
HSBC Bank USA	INR	1,638,306	USD	21,707	01/07/2022	(304,098)
HSBC Bank USA	TWD	515,100	USD	18,538	01/20/2022	(62,706)
HSBC Bank USA	USD	30,566	KRW	36,117,338	01/20/2022	(208,131)
HSBC Bank USA	USD	2,083	SEK	18,899	01/20/2022	9,019
HSBC Bank USA	USD	79,809	ZAR	1,269,212	01/25/2022	(396,579)
HSBC Bank USA	USD	25,838	IDR	372,589,983	01/27/2022	341,317
HSBC Bank USA	AUD	184,536	USD	136,576	02/08/2022	2,302,953
HSBC Bank USA	JPY	1,656,777	USD	14,646	02/09/2022	239,174
HSBC Bank USA	EUR	829	USD	960	02/10/2022	15,807

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	37,106	EUR	32,780	02/10/2022	$240,940
JPMorgan Chase Bank, NA	CHF	123,334	USD	134,136	01/13/2022	(1,248,169)
JPMorgan Chase Bank, NA	USD	10,269	SEK	92,661	01/20/2022	(13,432)
JPMorgan Chase Bank, NA	USD	5,046	JPY	573,156	02/09/2022	(61,553)
JPMorgan Chase Bank, NA	CAD	13,179	USD	10,428	02/10/2022	10,150
JPMorgan Chase Bank, NA	USD	243,873	CAD	305,806	02/10/2022	(2,130,208)
JPMorgan Chase Bank, NA	USD	18,088	EUR	15,911	02/10/2022	40,625
Morgan Stanley Capital Services, Inc.	BRL	419,482	USD	75,169	01/04/2022	(141,701)
Morgan Stanley Capital Services, Inc.	USD	74,437	BRL	419,482	01/04/2022	874,000
Morgan Stanley Capital Services, Inc.	GBP	10,353	USD	13,760	01/14/2022	(253,492)
Morgan Stanley Capital Services, Inc.	USD	15,518	SGD	21,048	01/14/2022	100,071
Morgan Stanley Capital Services, Inc.	TWD	6,605,662	USD	236,001	01/20/2022	(2,541,095)
Morgan Stanley Capital Services, Inc.	USD	33,890	NOK	291,655	01/20/2022	(782,104)
Morgan Stanley Capital Services, Inc.	USD	34,807	SEK	305,104	01/20/2022	(1,038,095)
Morgan Stanley Capital Services, Inc.	USD	32,273	TWD	893,316	01/20/2022	(13,791)
Morgan Stanley Capital Services, Inc.	JPY	2,817,145	USD	24,859	02/09/2022	361,715
Morgan Stanley Capital Services, Inc.	JPY	1,943,968	USD	16,887	02/09/2022	(16,925)
Morgan Stanley Capital Services, Inc.	USD	8,390	JPY	953,594	02/09/2022	(98,080)
Morgan Stanley Capital Services, Inc.	EUR	50,516	USD	58,678	02/10/2022	1,123,360
Natwest Markets PLC	USD	45,277	MXN	924,524	01/13/2022	(190,333)
Standard Chartered Bank	USD	9,385	SEK	85,029	01/20/2022	25,558
Standard Chartered Bank	USD	9,552	SEK	81,826	01/20/2022	(495,219)
Standard Chartered Bank	USD	18,144	JPY	2,069,953	02/09/2022	(144,384)
Standard Chartered Bank	CNH	212,515	USD	33,206	02/17/2022	(104,075)
State Street Bank & Trust Co.	GBP	9,173	USD	12,447	01/14/2022	30,969
State Street Bank & Trust Co.	GBP	28,008	USD	37,092	01/14/2022	(817,688)
State Street Bank & Trust Co.	USD	4,620	EUR	4,082	02/10/2022	31,527
State Street Bank & Trust Co.	HUF	13,158,240	USD	40,736	02/17/2022	352,567
State Street Bank & Trust Co.	USD	42,113	THB	1,418,777	03/10/2022	347,249
UBS AG	SGD	21,048	USD	15,583	01/14/2022	(35,322)
UBS AG	USD	26,064	SEK	236,675	01/20/2022	131,582
UBS AG	USD	11,368	SEK	98,941	01/20/2022	(417,619)
UBS AG	USD	21,927	TWD	607,031	01/20/2022	(5,701)
UBS AG	EUR	24,000	USD	27,571	02/10/2022	226,052
UBS AG	EUR	9,949	USD	11,250	02/10/2022	(85,360)
UBS AG	USD	17,217	EUR	15,243	02/10/2022	150,048

						$12,669,728

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the market value of this security amounted to $42,161,116 or 0.4% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,604,329,313 and gross unrealized depreciation of investments was $(284,086,485), resulting in net unrealized appreciation of $1,320,242,828.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

December 31, 2021 (unaudited)

14.0%	Japan
8.7%	France
8.4%	Switzerland
7.7%	China
7.0%	Taiwan
6.0%	United Kingdom
5.5%	Netherlands
5.2%	Australia
5.0%	South Korea
4.3%	Canada
3.4%	Sweden
2.9%	Denmark
2.8%	Italy
16.1%	Other
3.0%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 2.3% or less in the following: Austria, Belgium, Brazil, Finland, Germany, Greece, Hungary, India, Israel, Poland, Portugal, Russia, Singapore, South Africa, Spain, United States and Zambia.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$396,219,633	$1,402,561,796	$—	$1,798,781,429
Financials	106,741,556	1,461,851,874	—	1,568,593,430
Consumer Discretionary	—	1,502,642,286	—	1,502,642,286

Investments in Securities:	Level 1	Level 2		Level 3	Total
Health Care	$—	$900,376,766		$—	$900,376,766
Industrials	—	837,100,722		—	837,100,722
Consumer Staples	—	811,903,459		—	811,903,459
Communication Services	68,708,818	452,444,277		—	521,153,095
Energy	71,962,128	391,174,729		—	463,136,857
Materials	80,180,144	291,992,864		—	372,173,008
Utilities	—	148,856,273		—	148,856,273
Real Estate	—	137,009,294		—	137,009,294
Short-Term Investments	285,557,179	—		—	285,557,179

Total Investments in Securities	1,009,369,458	8,337,914,340	(a)	—	9,347,283,798
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	33,524,158		—	33,524,158
Liabilities:
Forward Currency Exchange Contracts	—	(20,854,430)		—	(20,854,430)

Total	$1,009,369,458	$8,350,584,068		$—	$9,359,953,526

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$230,322	$650,168	$594,933	$285,557	$7